Statements of Net and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue:			$ 0
Expenses:
Amortization	$ 14,095	$ 6,175	32,555	$ 29,041
Consulting fees	112,125	269,429	1,136,146	785,128
Stock based compensation	228,576	251,357	1,651,119	1,505,625
Insurance	123,162	118,489	480,362	252,514
Management salaries and fees	541,595	648,586	2,547,484	2,683,187
Marketing and investor relations	8,644	106,189	289,350	231,032
Office and general	139,887	117,271	436,051	412,039
Professional fees	358,486	103,385	943,535	485,639
Rent	7,241	12,236	58,064	97,782
Research and Development	46,119	14,408,612	51,418,056	32,858,339
Travel	11,138	67,364	272,594	350,016
Interest charges	212,697		422,989
Foreign exchange (gain)/loss	(73,503)	(107,642)	37,972	(979,894)
Total expenses	1,730,262	16,001,451	59,726,277	38,710,448
Finance Income (cost):
Interest	1,743	23,031	115,584	288,300
Gain on change in fair value of warrants	1,117,476	(10,476,625)	19,800,645	17,095,220
Warrant liability issue cost	(157,000)	(1,827,835)	(2,097,031)	(1,312,344)
Finance Income (cost)	962,219	(12,281,429)	17,819,198	16,071,176
Net and Comprehensive Loss For The Year	$ 768,043	$ 28,282,880	$ 41,907,079	$ 22,639,272
Basic and Diluted Loss Per Share	$ (0.02)	$ (1.22)	$ (1.37)	$ (1.36)
Basic and Diluted	44,272,288	23,185,888	30,689,545	16,635,092